Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

NOTE 18 – PREFERRED STOCK

On May 15, 2009, as part of the Troubled Asset Relief Program ("TARP") Capital Purchase Program, the Company entered into a Letter Agreement and Securities Purchase Agreement (collectively, the "Purchase Agreement") with the United States Department of the Treasury ("U.S. Treasury"), pursuant to which the Company sold 4,700 shares of newly authorized Fixed Rate Cumulative Perpetual Preferred Stock, Series A, par value $0.00 per share and liquidation value $1,000 per share (the "Series A Preferred Stock") and also issued warrants (the "Warrants") to the U.S. Treasury to acquire an additional $235,000 of Fixed Rate Cumulative Perpetual Preferred Stock, Series B par value $0.00 per share and liquidation value $1,000 per share (the "Series B Preferred Stock") for an aggregate purchase price of $4,700,000 in cash. Subsequent to closing, the U.S. Treasury exercised the Warrants and the Company issued 235 shares of the Series B Preferred Stock. The Company capitalized $38,244 in issuance costs.

The Series A Preferred Stock will pay cumulative dividends at a rate of 5.00% per annum for the first five years, and 9.00% per annum thereafter. The Series B Preferred Stock will pay cumulative dividends at a rate of 9.00% per annum. The Company may redeem the Series A or Series B Preferred Stock at any time subject to the approval of its primary regulator. Neither the Series A nor the Series B Preferred Stock is subject to any contractual restrictions on transfer, except that the U.S. Treasury or any of its transferees may not effect any transfer that, as a result of such transfer, would require the Company to become subject to the periodic reporting requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934.

Pursuant to the terms of the Purchase Agreement, the ability of the Company to declare or pay dividends or distributions on, or purchase, redeem or otherwise acquire for consideration, shares of its Common Stock will be subject to restrictions, effectively eliminating the Company's ability to declare dividends to common shareholders during the time the preferred stock is outstanding. These restrictions will terminate on the earlier of (a) the third anniversary of the date of issuance of the Preferred Stock and (b) the date on which the Preferred Stock has been redeemed in whole or the U.S. Treasury has transferred all of the Preferred Stock to third parties, except that, after the third anniversary of the date of issuance of the Preferred Stock, if the Preferred Stock remains outstanding at such time, the Company may not increase its common dividends per share without obtaining consent of the U.S. Treasury.

The Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (the "EESA"). In this connection, as a condition to the closing of the transaction, the Company's Senior Executive Officers (as defined in the Purchase Agreement) (the "Senior Executive Officers"), (i) voluntarily waived any claim against the U.S. Treasury or the Company for any changes to such officer's compensation or benefits that are required to comply with the regulation issued by the U.S. Treasury under the TARP Capital Purchase Program and acknowledged that the regulation may require modification of the compensation, bonus, incentive and other benefit plans, arrangements and policies and agreements as they relate to the period the U.S. Treasury owns the Preferred Stock of the Company; and (ii) entered into a letter with the Company amending the Benefit Plans with respect to such Senior Executive Officers as may be necessary, during the period that the Treasury owns the Preferred Stock of the Company, as necessary to comply with Section 111(b) of the EESA.

WESTERN RESERVE BANCORP, INC.

COMPARATIVE SUMMARY OF SELECTED FINANCIAL DATA

As of December 31, 2011 and 2010, and for the Years then Ended

($000's except per share data)	2011	2010
Balance Sheet Data:
Total assets	$192,530	$191,564
Securities available for sale	15,813	12,993
Total loans	143,617	159,505
Allowance for loan losses	3,010	4,544
Total deposits	171,751	171,639
Shareholders' equity	18,336	17,337

Income Statement Data:
Total interest income	$8,506	$9,058
Total interest expense	1,669	2,208

Net interest income	6,837	6,850
Provision for loan losses	312	4,913

Net interest income after provision for loan losses	6,525	1,937
Noninterest income	529	637
Noninterest expense	5,591	5,587

Income (loss) before income tax	1,463	(3,013)
Income tax expense (benefit)	410	(1,097)

Net income (loss)	$1,053	$(1,916)
Preferred stock dividends and amortization, net	311	311

Net income (loss) available to common shareholders	$742	$(2,227)

Per Share Data:
Basic income (loss) per common share	$1.27	$(3.80)
Diluted income (loss) per common share	1.27	(3.80)
Tangible common equity per common share at year-end [1]	23.05	21.48
Cash dividends per common share	n/a	n/a
Average shares used in basic income per share calculations	586,517	585,283
Average shares used in diluted income per share calculations	586,517	585,283

Operating Ratios:
Total loans to total deposits	83.62%	92.93%
Total shareholders' equity to total assets	9.52%	9.05%
Average shareholders' equity to average assets	9.45%	9.11%
Return on average equity	5.83%	-10.10%
Return on average assets	0.55%	-0.92%
Dividend payout ratio	n/a	n/a
Allowance for loan losses to total loans	2.10%	2.85%
Average assets	$191,081	$208,103
Average shareholders' equity	18,055	18,967

[1]	Shareholders' equity less preferred stock divided by the number of common shares outstanding at year-end.